PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

30)  PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

The plans sponsored by the Company and related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, TData, Terra Networks and TGLog
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
TCOPREV	Hybrid	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, TData, Terra Networks and TGLog

The actuarial valuation of the plans was made in December 2017 and 2016, based on the registration of the participants held on the following dates:

-  Post-Employment Health Benefits Plans

The actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of October 31, 2017, projected for December 31, 2017 and the registration of the participants with a base date of July 31, 2016, projected for 31 of December 2016.

The actuarial valuation carried out for the health plan Law No. 9,656 / 98 used the register of the participants with a base date of October 31, 2017, projected for December 31, 2017 and the registration of the participants with a base date of August 31, 2016 , projected for December 31, 2016.

-  Post-employment Social Security Plans

The actuarial valuation made for the CTB pension plan used the registration of the participants with a base date of August 31, 2017, projected for December 31, 2017 and the registration of the participants with a base date of July 31, 2016, projected for 31 of December 2016.

The actuarial valuation made for all other pension plans (PBS-A, Telefônica BD, Tcoprev and Visão plans) used the register of the participants with a base date of July 31, 2017, projected for December 31, 2017 and the with a base date of July 31, 2016, projected for December 31, 2016.

The Company has participation in the decisions that directly affect the governance of the plans, with members nominated for both the Deliberative Council and the Fiscal Council of the administrators Sistel and VisãoPrev.

The defined benefit obligation is made up of different components, according to the pension characteristic of each plan, and may include the actuarial liabilities of supplementary pension liabilities, health care benefits to retirees and dependents or compensation for death or disability of members. This liability is exposed to economic and demographic risks, such as: (i) increases in medical costs that could impact the cost of health care plans; (ii) salary growth; (iii) long-term inflation rate; (iv) nominal discount rate; and (v) life expectancy of members and pensioners.

The fair value of plan assets is primarily comprised of fixed income investments (NTN’s, LFT’s, LTN’s, repurchase agreements, CDBs, debentures, letters of guarantee and FIDC shares) and equity investments (highly liquid, well regarded, large company shares and investments in market indices). Due to the concentration of fixed income and floating rate investments plan assets are mainly exposed to the risks inherent in the financial market and economic environment such as: (i) market risk in the economic sectors where variable income investments are concentrated; (ii) risk events that impact the economic environment and market indices where variable income investments are concentrated; and (iii) the long-term inflation rate that may erode the profitability of fixed-income investments at fixed rates.

The companies that administer post-employment benefits plans sponsored by the Company (VisãoPrev and Sistel) seek to meet the flows of assets and liabilities through the acquisition of fixed income securities and other long-term assets.

With the exception of the CTB deficit plans and the healthcare plan under Law No. 9656/98, generally all benefit plans that have fund constituted, present a surplus position. The economic benefit recorded in the Company's assets or that of its subsidiaries does not reflect the total surplus determined in these plans. The economic benefit stated under assets considers only the portion of the surplus which presents a real possibility of recovery. The means of plan surplus recovery is solely through reductions in future contributions and given that not all plans currently receive enough contributions for full recovery of surpluses, the economic benefit recorded under assets is limited to the total possible recovery amount in accordance with projected future contributions.

The position of plan assets is at December 31, 2017 and 2016, respectively, and plan assets were apportioned based on the company’s actuarial liabilities in relation to the total actuarial liabilities of the plan.

The actuarial gains and losses generated in each year are immediately recognized in equity (in other comprehensive income).

The following is a summary of the pension plans and other post-employment benefits:

a)  Post-retirement Health Plans

a.1) Healthcare Plan to Retirees and Special Coverage Program (PAMA and PAMA-PCE)

The Company, together with other companies of the former Telebrás System, at shared cost, sponsor health care plans (PAMA and PAMA-PCE) for retirees. These plans are managed by Fundação Sistel and are closed plans, not admitting new members.

Contributions to the plans are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution is at the fixed percentage of payroll of employees covered by the Telefônica BD plan.

a.2) Health care plan – Law No. 9656/98

The Company manages sponsor a health care plan to retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98.

As provided for in articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees. Benefitted participants are classified as retirees and their dependents and dismissed employees and their dependents.

Retirees and dismissed employees, in order to keep their right to the benefits, must make contributions to the plan in accordance with the contribution tables by age bracket established by carriers and/or insurance companies.

b)  Post-Employment Pension Plans

They include the PBS Assisted Plans (“PBS-A"), CTB, Telefônica DB, Tcoprev and Visão.

On December 9, 2016, Visão Prev obtained approvals from the National Supplementary Pension Authority ("PREVIC") for the incorporation of Vivo Prev and Visão TGestiona plans to the Visão Telefônica plan. In this way, as of January 1, 2017, all participants in Vivo Prev and Visão TGestiona plans became participants in the Visão Telefônica plan. This unification preserves all vested rights, and gives participants of the incorporated plans access to the benefits of the Visão Telefônica plan.

The main purpose of the mergers is to create greater synergy of the benefits offered to the participants, as well as to reduce administrative and operational costs of the plans, as well as to improve administrative efficiency.

The following describes the key information about post-retirement pension plans.

b.1) PBS Assisted Plan (PBS-A)

The PBS-A plan is a defined benefit private pension plan managed by Sistel and sponsored by the Company jointly with the other telecommunications companies originating in the privatization of the Telebrás system. The plan is subject to funding by sponsors in case of any asset insufficiency to ensure pension supplementation of participants in the future.

The PBS-A plan comprises assisted participants of the Sistel Benefit Plan who were already retirees on January 31, 2000, from all the participating sponsors, with joint liability of all sponsors to the plan and Sistel.

Although the PBS-A plan has assets in excess of actuarial liabilities at December 31, 2017 and 2016, such surplus was not recognized due to lack of legal provision in relation to refund thereof, in addition, since it is not a contributive plan, it is not possible to make any deduction from future contributions.

b.2) CTB Plan

Contributions to the CTB plan are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution is a fixed percentage of payroll of employees covered by the plan.

The Company also individually manages and sponsors the CTB Plan, originally provided to former employees of Companhia Telefônica Brasileira (“CTB”) who were in the Company in 1977, with whom an individual retirement concession agreement was executed to encourage their resignation. This is an informal pension supplementation benefit paid to former employees directly by the Company. These plans are closed, and no other members are admitted.

b.3) Telefônica DB Plan

The Company individually sponsor defined benefit retirement plan, the Telefônica DB Plan.

In order to improve allocation of Telefôncia DB plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic ALM study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the plan present sustainable projection of their coverage ratio with the current investments portfolio.

At the time of the concession, a benefit is calculated, which will be paid in a lifelong form and updated by inflation. This plan is not open to new accessions.

The contributions are defined according to the costing plan, which is calculated considering financial, demographic and economic hypotheses in order to accumulate enough resources to pay the benefit to the participants who are already receiving and to the new pensions.

b.4) Tcoprev Plan

The Company sponsors, individually, the Tcoprev Plan, a hybrid plan for defined benefits and defined contribution of pension benefits, managed by Visão Prev.

The contributions to the Tcoprev plan are: (i) basic contribution, with contributions made by the participant and sponsor; and (ii) voluntary and sporadic contributions, with contribution made only by the participant. In addition to these contributions, the sponsor can make the variable contribution, of an eventual character, being apportioned proportionally to the basic contribution of the participant.

In order to improve allocation of Tcoprev plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic ALM study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the Tcoprev plan present sustainable projection of its coverage ratio with the current investments portfolio.

b.5) VISÃO Plans

The Visão Telefôncia and Visão Multi plans will hereinafter be shown jointly under the name VISÃO, due to their similarity.

The Company sponsor defined contribution pension plans with defined benefit components (hybrid plans), i.e. the VISÃO Plans, managed by Visão Prev. The contribution is attributed to each subsidiary in the economic and demographic proportion of its respective obligation to the plan.

The contributions made by the Company related to defined contribution plans totaled R$43,702 at December 31, 2017 (R$37,879 at December 31, 2016).

The contributions to the Visão Telefôncia and Visão Multi plans are: (i) basic and additional contribution, with contributions made by the participant and sponsor; and (ii) additional, sporadic and specific contribution, with contribution made only by the participant.

In addition, the participant has the possibility to choose one of the five investment profiles to apply their balance, they are: Super Conservative, Conservative, Moderate, Aggressive and Aggressive Fixed Income Long Term.

c)  Consolidated Information on Pension Plans and Other Post-Employment Benefits

c.1) Reconciliation of assets and liabilities:

	Net liabilities (assets) at 12.31.17			Net liabilities (assets) at 12.31.16
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	1,861,651	1,050,576	2,912,227	1,763,866	767,642	2,531,508
Fair value of plan assets	2,585,679	726,060	3,311,739	2,703,593	667,993	3,371,586
Net liabilities (assets)	(724,028)	324,516	(399,512)	(939,727)	99,649	(840,078)

Asset limitation	791,177	130,440	921,617	993,754	164,953	1,158,707

Noncurrent assets	(9,833)	—	(9,833)	(9,041)	—	(9,041)
Current liabilities	7,914	9,021	16,935	6,826	4,162	10,988
Noncurrent liabilities	69,068	445,935	515,003	56,242	260,440	316,682

c.2) Total expenses recognized in the income statement:

	2017			2016			2015
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,044	7,606	10,650	2,811	2,761	5,572	2,682	5,720	8,402
Net interest on net actuarial assets/liabilities	5,258	29,325	34,583	5,278	2,986	8,264	4,525	36,763	41,288
Total	8,302	36,931	45,233	8,089	5,747	13,836	7,207	42,483	49,690

c.3) Amounts recognized in other comprehensive income (loss)

	2017			2016			2015
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (gains) losses	325,292	208,195	533,487	(174,496)	240,072	65,576	(87,306)	76,868	(10,438)
Asset limitation effect	(309,780)	(52,411)	(362,191)	182,088	(10,897)	171,191	(541,596)	150,541	(391,055)
Total	15,512	155,784	171,296	7,592	229,175	236,767	(628,902)	227,409	(401,493)

c.4) Changes in amount net of liability (asset) of defined benefit, net

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net interest on net defined benefit liability (asset) at the beginning of the year	54,026	264,603	318,629	46,907	29,712	76,619
Business combinations	(12)	680	668	—	—	—
Expenses	8,302	36,931	45,233	8,089	5,747	13,836
Sponsor contributions	(10,680)	(3,041)	(13,721)	(8,562)	(31)	(8,593)
Amounts recognized in OCI	15,512	155,784	171,296	7,592	229,175	236,767
Net interest on net defined benefit liability (asset) at the end of the year	67,148	454,957	522,105	54,026	264,603	318,629
Actuarial assets per balance sheet	(9,833)	—	(9,833)	(9,041)	—	(9,041)
Actuarial liabilities per balance sheet	76,982	454,956	531,938	63,068	264,602	327,670

c.5) Changes in defined benefit liability

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	1,763,866	767,642	2,531,508	1,503,966	402,927	1,906,893
Liability assumed after acquisition of company	249	680	929	—	—	—
Current service costs	3,044	7,606	10,650	2,811	2,761	5,572
Interest on actuarial liabilities	181,208	82,488	263,696	179,496	48,420	227,916
Benefits paid	(168,856)	(30,777)	(199,633)	(156,056)	(24,229)	(180,285)
Member contributions paid	220	—	220	174	—	174
Actuarial losses (gains) adjusted by experience	(23,613)	128,469	104,856	78,373	298,403	376,776
Actuarial losses (gains) adjusted by demographic assumptions	(3,320)	(1,543)	(4,863)	—	(81,144)	(81,144)
Actuarial losses (gains) adjusted by financial assumptions	108,853	96,011	204,864	155,102	120,504	275,606
Defined benefit liability at the end of the year	1,861,651	1,050,576	2,912,227	1,763,866	767,642	2,531,508

c.6) Changes in the fair value of plan assets

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	2,703,593	667,993	3,371,586	2,178,182	529,485	2,707,667
Asset acquired on acquisition of company	323	—	323	—	—	—
Benefits paid	(160,370)	(27,767)	(188,137)	(149,521)	(24,229)	(173,750)
Participants contributions paid	220	—	220	174	—	174
Sponsor contributions paid	2,195	31	2,226	2,027	31	2,058
Interest income on plan assets	283,090	71,061	354,151	264,761	65,015	329,776
Return on plan assets excluding interest income	(243,372)	14,742	(228,630)	407,970	97,691	505,661
Fair value of plan assets at the end of the year	2,585,679	726,060	3,311,739	2,703,593	667,993	3,371,586

c.7) Changes in assets limitation

	12.31.17			12.31.16
	Post‑retirement	Post‑retirement		Post‑retirement	Post‑retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	993,754	164,953	1,158,707	721,123	156,270	877,393
Interest on the asset limitation	107,140	17,898	125,038	90,543	19,580	110,123
Changes in the assets limitation, except interest	(309,779)	(52,411)	(362,190)	182,088	(10,897)	171,191
Effect generated by company acquisition	62	—	62	—	—	—
Asset Limitation at the end of the year	791,177	130,440	921,617	993,754	164,953	1,158,707

c.8) Results projected for 2018

	Post‑retirement	Post‑retirement
	pension plans	health plans	Total
Current service cost	2,931	13,722	16,653
Net interest on net defined benefit liability/asset	6,074	45,892	51,966
Total	9,005	59,614	68,619

c.9) Sponsoring company contributions projected for 2018

	Post‑retirement	Post‑retirement
	pension plans	health plans	Total
Sponsor contributions	2,499	33	2,532
Benefits paid directly by the sponsor	7,914	9,026	16,940
Total	10,413	9,059	19,472

c.10) Average weighted duration of defined benefit liability

	Post‑retirement		Post‑retirement
	pension plans		health plans
In 2017	8.5	years	18.7	years
In 2016	8.9	years	12.7	years

c.11) Actuarial assumptions

12.31.17
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.5% PBS-A and CTB: 9.8% Telefônica BD and Tcoprev: 9.9%	9.9%
Future salary growth rate	PBS-A: N/A Visão, CTB, Telefônica BD and Tcoprev: 5.9%	N/A
Medical expense growth rate	N/A	7.4%
Nominal annual adjustment rate of pension benefits	4.3%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão and Tcoprev: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	PBS-A, CTB, Telefônica BD and Tcoprev: Light-Forte Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB, Telefônica BD and Tcoprev: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2017 as follows:

(i)	Long-term inflation rate 4.3%; and
(ii)	Annual increase in the use of medical services according to age: 4.0%.

12.31.16
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Vivoprev and Visão: 10.9% PBS-A, CTB, Telefônica BD and Tcoprev: 10.8%	10.9%
Future salary growth rate	PBS-A: N/A CTB, Telefônica BD, Prev and Visão: 6.2%	N/A
Medical expense growth rate	N/A	7.6%
Nominal annual adjustment rate of pension benefits	4.5%	N/A
Medical service eligibility age	N/A	PAMA and PCE: 5% when reaching 52 years and 10 years of contribution; 3% each subsequent year; 100% eligibility on retirement Law No. 9656/98: 100% to 57 years
Estimated retirement age	PBS-A and CTB: N/A Telefônica BD: 57 years Prev and Visão: 60 years	PAMA and PCE: 60 years Law No. 9656/98: 57 yeras
Mortality table for nondisabled individuals	PBS-A, CTB, Telefônica BD and Tcoprev: AT-2000 Basic segregated by gender, down-rated by 10% Vivoprev and Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB, Telefônica BD and PBS: RP-2000 Disabled Female, down-rated by 40% Vivoprev and Visão: N/A	PAMA and PCE: RP-2000 Disabled Male Law No. 9656/98: AT-2000 Basic segregated by gender, down-rated by 10%
Disability table	PBS-A, CTB and Telefônica BD: Mercer Disability Prev and Visão: Light-Fraca, down rated by 30%	Mercer Disability
Turnover	PBS-A, CTB and Telefônica BD: N/A Prev and Visão: Turnover experience in VISÃO plans (2008 to 2011)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2008 to 2011)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2016 as follows: (i) Long-term inflation rate  4.5%; and (ii) Annual increase in the use of medical services according to age: 4.0%.

c.12) Changes in actuarial assumptions in relation to the prior year

In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.

The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.

The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,861,651	1,050,576	2,912,227
Defined benefit liability, based on prior-year actuarial assumptions	1,756,118	956,108	2,712,226
Difference from change in actuarial assumptions	105,533	94,468	200,001

c.13) Sensitivity analysis for actuarial assumptions

The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.

Sensitivity analysis of the defined benefit liability for scenarios involving a 0.5% increase and a 0.5% decrease in the discount rate used to discount the defined benefit liability to present value is as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	1,861,651	1,050,576	2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,784,735	977,286	2,762,021
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,944,833	1,132,896	3,077,729

The following is a sensitivity analysis on the defined benefit obligation for scenarios of 1% increase and 1% reduction in the rate of growth of medical costs:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, Projected by the current medical cost growth rate	1,861,651	1,050,576	2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 1%	1,861,651	1,223,724	3,085,375
Defined benefit liability, discounted to present value considering a rate decreased by 1%	1,861,651	911,270	2,772,921

c.14) Allocation of plan assets

	12.31.17		12.31.16
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	1,998,931	670,516	1,769,606	553,515
Treasury Financial Letter	199,135	55,544	30,588	—
Repurchase operations	142,228	—	134,863	—
Debentures	13,209	—	12,843	—
Treasury Financial Letter (LFT)	4,567	—	229,793	114,478
FIDC shares / Others	3,694	—	6,449	—
National Treasury Notes (LTN)	2,165	—	1,895	—
Bank Deposit Certificates (CDB)	1,317	—	36,744	—
Variable income investments
Investments in energy sector	57,781	—	246,400	—
Investments in food and beverage industry	32,337	—	45,054	—
Investments in aerospace sector	—	—	28,947	—
Investments in mining sector	1,197	—	2,581	—
Investments in other sectors (1)	7,124	—	9,207	—
Real estate investments	96,525	—	121,176	—
Loans to participants	18,346	—	23,562	—
Structured investments	3,753	—	224	—

Investments with market value not quoted in active market:
Loans to participants	1,590	—	1,850	—
Structured investments	1,780	—	1,811	—

Total	2,585,679	726,060	2,703,593	667,993
(1)

Investments in variable income in the following industries: oil, gas and biofuel; telephony; steel and metals; construction and engineering; sales and distribution; transportation; wood and paper; education; financial services and banks; real estate, among; others.

c.15) Maturity of future benefit payments

	Post-retirement	Post-retirement
	pension plans	health plans	Total
2018	162,546	38,839	201,385
2019	166,989	42,679	209,668
2020	171,275	47,023	218,298
2021	176,423	51,987	228,410
2022	180,505	57,309	237,814
2023 onwards	5,326,440	22,761,339	28,087,779
Total	6,184,178	22,999,176	29,183,354